SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	10,612,515	8,752,270	10,612,515	8,752,270	8,613,259	7,753,896
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	5,262,973	3,401,608	5,262,973	3,401,608	3,263,467	1,466,892
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,951,384	3,952,504	3,951,384	3,952,504	3,951,634	4,791,019
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,398,158	1,398,158	1,398,158	1,398,158	1,398,158	1,398,158
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities						97,827